Investment Objectives and Goals	Oct. 02, 2026
Cantor Fitzgerald Equity Dividend Plus Fund
Prospectus [Line Items]
Risk/Return [Heading]	Cantor Fitzgerald Equity Dividend Plus Fund SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cantor Fitzgerald Equity Dividend Plus Fund (the “Fund”) primarily seeks to provide above-average and growing income, and
Objective, Secondary [Text Block]	secondarily, seeks to achieve long-term growth of capital.
Cantor Fitzgerald Large Cap Focused Fund
Prospectus [Line Items]
Risk/Return [Heading]	Cantor Fitzgerald Large Cap Focused Fund SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cantor Fitzgerald Large Cap Focused Fund (the “Fund”) seeks long-term growth of capital.
Cantor Fitzgerald International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Cantor Fitzgerald International Equity Fund SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cantor Fitzgerald International Equity Fund (the “Fund”) seeks long-term growth of capital.
Cantor Fitzgerald High Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Cantor Fitzgerald High Income Fund SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cantor Fitzgerald High Income Fund (the “Fund”) seeks to obtain high current income.
Cantor Fitzgerald Equity Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Cantor Fitzgerald Equity Opportunity Fund SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Cantor Fitzgerald Equity Opportunity Fund (the “Fund”) seeks capital appreciation.